Current liabilities - Warrant liabilities - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Sep. 30, 2025	Dec. 31, 2024
Warrant liabilities
Proceeds from exercise of warrants		$ 6	$ 1
November 2022 Series A and B
Warrant liabilities
Number of warrants per unit	8
Proceeds from exercise of warrants	$ 0
Warrants exercise price	$ 0
November 2022 Series B
Warrant liabilities
Number of warrants per unit	8
Proceeds from exercise of warrants	$ 0
Warrants exercise price	$ 0